INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of loss before provision for income taxes

Loss before provision for income taxes consisted of:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Outside China areas	¥(7,624,668)	¥(6,440,586)	$(985,906)
China	904,020	(3,699,278)	(566,276)
Total	¥(6,720,648)	¥(10,139,864)	$(1,552,182)

Schedule of deferred tax asset, net

Deferred tax asset, net is composed of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for doubtful receivables	¥1,180,160	¥625,375	$95,730
Impairment loss from investment in unconsolidated entity	605,660	605,660	92,713
Net operating loss carryforwards	10,441,633	10,237,274	1,567,095
Subtotal	¥12,227,453	¥11,468,309	$1,755,538
Less: Valuation allowance	(12,162,660)	(11,389,897)	(1,743,535)
Total deferred tax assets	¥64,793	¥78,412	$12,003
Deferred tax Liability:
Accelerated amortization of intangible assets	¥(64,793)	¥(78,412)	$(12,003)
Total deferred tax liability	¥(64,793)	¥(78,412)	(12,003)
Deferred tax assets, net	¥—	¥—	$—

Schedule of company's income tax expense

The Company’s income tax expense (benefit) is comprised of the following:

	For the six months ended December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥316,799	¥(98,338)	$(15,053)
Income tax expenses (benefit)	¥316,799	¥(98,338)	$(15,053)